Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ (564)	£ (483)
Description of changes in methods and assumptions	25 bps increase
Actuarial Assumption of Expected Rates of Inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ 407	350
Description of changes in methods and assumptions	25 bps increase
Actuarial Assumption of Expected Rates of Mortality [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ 419	£ 335
Description of changes in methods and assumptions	Each additional year of longevity assumed